Net Loss per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Net Loss per Share
Schedule of potentially dilutive securities were excluded from the computation of diluted net loss per share

	For the three months ended March 31,
	2026	2025
Representative’s Warrants	121,520	—
Restricted Stock Units	16,552	—
Total	138,072	—

	For the years ended December 31,
	2025	2024
Representative’s Warrants	121,520	—
	121,520	—